Income Taxes (Geographical Breakdown of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Income Tax Disclosure [Abstract]
Domestic	$ (9,203)	$ (5,218)	$ 8,190
International	1,737	698	(191)
Income (loss) before provision for income taxes	$ (7,466)	$ (4,520)	$ 7,999